Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
Transamerica BlackRock Global Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Transamerica BlackRock Global Allocation VP
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks high total investment return. Total investment return is the combination of capital appreciation and investment income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold portfolio shares, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.

		During the most recent fiscal year, the portfolio turnover rate for the portfolio was 120% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the portfolio’s payment of a single management fee effective March 1, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), through a fully managed investment policy, utilizes United States and foreign equity securities, debt and money market securities, the combination of which may be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio will invest its assets in issuers that are located in a number of countries throughout the world. There is no limit on the percentage of assets the portfolio can invest in a particular type of asset class or security. The portfolio generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Except as described below, the portfolio has no geographic limits on where its investments may be located. This flexibility allows the sub-adviser to look for investments in markets around the world that it believes will provide the best relative asset allocation to meet the portfolio’s objective.

The portfolio uses its investment flexibility to create a portfolio of assets that, over time, tends to be relatively balanced between equity and debt securities and that is widely diversified among many individual investments. At any given time, however, the portfolio may emphasize either debt securities or equity securities. The portfolio may also, from time to time, identify certain real assets, such as real estate or precious metals, that the sub-adviser believes will increase in value because of economic trends and cycles or political or other events. The portfolio may invest a portion of its assets in securities related to those real assets such as stock, fixed-income securities or convertible securities issued by real estate investment trusts (“REITs”) or companies that mine precious metals. The portfolio may invest directly in REITs, including equity REITs, mortgage REITs and hybrid REITs. The portfolio can invest in all types of equity securities, including common stock, preferred stock, convertible securities, warrants and stock purchase rights of companies of any market capitalization. In selecting equity investments, the sub-adviser emphasizes securities that it believes are undervalued. The portfolio may also seek to invest in the stock of smaller or emerging growth companies than it expects will provide a higher total return than other equity investments. Investing in smaller or emerging growth companies involves greater risk than investing in more established companies.

The portfolio can invest in all types of debt securities, including debt securities of varying maturities, U.S. and foreign government bonds, corporate bonds and convertible bonds, mortgage and asset-backed securities, bank loans, and securities issued or guaranteed by certain international organizations such as the World Bank. The portfolio may invest up to 35% of its total assets in “junk” bonds, corporate loans and distressed securities.

The portfolio may engage in short sales. The portfolio may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the portfolio does not own declines in value. The portfolio will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its total assets. The portfolio may also make short sales “against the box” without being subject to this limitation.

The portfolio will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. The portfolio may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts. Derivatives may be used to efficiently implement asset allocation views and/or to protect or enhance the value of specific portfolio assets. In addition, the team adheres to all firm-wide policies and regulatory guidelines regarding the segregation of liquid assets.

The portfolio may use derivatives to seek to increase the return of the portfolio and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The portfolio may invest in securities that provide a return based on fluctuations in a stock or other financial index. For example, the portfolio may invest in a security that increases in value with the price of a particular securities index. In some cases, the return on the security may be inversely related to the price of the index. The portfolio may invest in U.S. and foreign cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. In addition to investing in foreign securities, the portfolio actively manages its exposure to foreign securities through the use of forward currency contracts and other currency derivatives.

The portfolio may also gain exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the portfolio organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary has the same investment objective as the portfolio and is managed by Transamerica Asset Management, Inc. and sub-advised by the sub-adviser. The Subsidiary (unlike the portfolio) may invest without limit in commodities, commodity-linked derivatives, ETFs, leveraged or unleveraged commodity-linked notes and other investments that provide exposure to commodities. Although the portfolio may to some extent invest directly in commodity-linked derivative instruments and other investments that provide exposure to commodities, the portfolio may also gain exposure to these derivative instruments indirectly by investing in the Subsidiary. The Subsidiary also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. government securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivatives positions. To the extent that the portfolio invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to the investor protections of the 1940 Act. However, the Subsidiary complies with asset segregation requirements to the same extent as the portfolio.

The portfolio, directly and/or through the Subsidiary, may gain commodities exposure through the use of swaps and other derivative instruments. The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions.

		The portfolio’s blended benchmark (“Blended Benchmark”) has at all times since the portfolio’s formation included a 40% weighting in non-U.S. securities. The Blended Benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500®; 24% of the FTSE World ex-U.S. Index; 24% of the BofA Merrill Lynch US Treasury Current 5-Year Index; and 16% of the Citigroup Non U.S. Dollar World Government Bond Index. Under normal circumstances, the portfolio anticipates it will allocate a substantial amount (approximately 40% or more – unless market conditions are not deemed favorable by the sub-adviser, in which case the portfolio would invest at least 30%) – of its total assets in securities of (i) foreign government issuers; (ii) issuers organized or located outside the U.S.; (iii) issuers which primarily trade in a market located outside the U.S.; or (iv) issuers doing a substantial amount of business outside the U.S., which the portfolio considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The portfolio will allocate its assets among various regions and countries, including the U.S. (but in no event less than three different countries). For temporary defensive purposes, the portfolio may deviate very substantially from the allocation described above.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. Many factors affect the portfolio's performance. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the portfolio. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.

CFTC Regulation – The Investment Manager has registered as a “commodity pool operator” under the Commodity Exchange Act with respect to its service as investment manager to the portfolio. The Investment Manager is therefore subject to dual regulation by the SEC and the Commodity Futures Trading Commission (“CFTC”), and is a member of the National Futures Association and is also subject to its rules. Regulation of commodity investing continues to change, and additional compliance and other expenses may be incurred.

Commodities and Commodity-Related Securities – To the extent the portfolio invests in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The portfolio's investment exposure to the commodities markets may subject the portfolio to greater volatility than investments in more traditional securities, such as stocks and bonds. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates.

Convertible Securities – Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Counterparty – The portfolio will be subject to credit risk (meaning the risk of adverse changes in an issuer’s real or perceived financial strength) with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the portfolio may decline.

Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk” bonds) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging instrument.

Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the portfolio. Using derivatives may have a leveraging effect, increase portfolio volatility and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the portfolio than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, may limit their availability or utility, may disrupt markets or may otherwise adversely affect their performance or value. For additional information regarding derivatives, see “More on Risks of Investing in the Portfolio—More on Principal Risks: Derivatives” in this prospectus. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the portfolio. If the proposed rule takes effect, it could limit the ability of the portfolio to invest in derivatives.

Distressed or Defaulted Securities – Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks and are considered speculative. The portfolio may suffer significant losses if the reorganization or restructuring is not completed as anticipated. The portfolio will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.

Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile.

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

Interest Rate – Interest rates in the U.S. have been at historically low levels and should be expected to go up. The portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the portfolio.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the portfolio, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the portfolio. The portfolio also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Other risks also will be compounded. Leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio's assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations or meet segregation requirements.

Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the portfolio to sell, particularly during times of market turmoil. These illiquid investments can be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss. The portfolio may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the portfolio could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. Junior loans, which have a lower place in the borrower’s capital structure than senior loans and may be unsecured, involve a higher degree of overall risk than senior loans of the same borrower. The portfolio's investments in loans are also subject to prepayment or call risk. Loans may have settlement periods in excess of seven days. Failure to receive sales proceeds on a timely basis may constrain the portfolio's ability to meet its obligations (including obligations to redeeming shareholders).

Management – The portfolio is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. The portfolio may also suffer losses if there are imperfections, errors or limitations in the tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, or if the sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. The portfolio’s investment strategies designed by the investment manager may not work as intended. In addition, the portfolio’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager and could have an adverse effect on the value or performance of the portfolio. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the portfolio's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security.

In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. The European Union has experienced increasing stress for a variety of reasons, including economic downturns in various member countries. In June 2016, the United Kingdom voted to withdraw from the European Union, and additional members could do the same. The impact of these conditions and events is not yet known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets. Government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the portfolio invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio's investments may be negatively affected.

Money Market Funds – An investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds generally seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.

Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Precious Metals-Related Securities – Investments in precious metals-related securities are considered speculative and are affected by a variety of worldwide economic, financial and political factors. Prices of precious metals and of precious metals-related securities historically have been very volatile. The high volatility of precious metals prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

Prepayment or Call – Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The portfolio may also lose any premium it paid on prepaid securities.

Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates.

REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

Short Sales – A short sale may be effected by selling a security that the portfolio does not own. If the price of the security sold short increases, the portfolio would incur a loss; conversely, if the price declines, the portfolio will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. The portfolio may also pay transaction costs and borrowing fees in connection with short sales.

Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Structured Instruments – The portfolio may invest in, or have exposure to, various types of structured instruments, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued. Structured instruments may behave in ways not anticipated by the portfolio, or they may not receive tax, accounting or regulatory treatment anticipated by the portfolio.

Subsidiary – By investing in the Subsidiary, the portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the portfolio and will be subject to the same risks that apply to similar investments if held directly by the portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to the investor protections of the Investment Company Act. Although certain regulated investment companies received private letter rulings from the Internal Revenue Service (“IRS”) with respect to their investment in entities similar to the Subsidiary, the portfolio has not received such a ruling. The IRS is no longer issuing private letter rulings on structures of this kind. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the portfolio and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the portfolio.

Tax – The portfolio may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Subsidiary. Under proposed Treasury regulations, certain income derived by a regulated investment company from a foreign wholly-owned subsidiary, such as the Subsidiary, that invests in commodities and commodity-linked derivatives would generally constitute “qualifying income” for purposes of the source-of-income restrictions applicable to regulated investment companies, only to the extent the wholly-owned subsidiary makes distributions to the regulated investment company. If the proposed Treasury regulations are finalized in their current form, the Subsidiary intends to make all necessary distributions such that the portfolio’s income derived from the Subsidiary will constitute “qualifying income.” The tax treatment of commodity-linked notes, other commodity-linked derivatives and the portfolio’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the portfolio’s taxable income or gains and of distributions made by the portfolio.

Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio's ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

		Warrants and Rights –Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.

The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.

Absent any limitation of the portfolio’s expenses, total returns would be lower.

Index returns are since the inception of the oldest share class.

As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamericaseriestrust.com/content/Performance.aspx or by calling 1-888-233-4339.

		Prior to May 3, 2014, the portfolio invested its investable assets in interests in BlackRock Global Allocation V.I., managed by the sub-adviser. The performance set forth prior to that date is attributable to that strategy.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamericaseriestrust.com/content/Performance.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) - Service Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Return
Best Quarter:	9/30/2010	8.85%
Worst Quarter:	9/30/2011	-10.74%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Transamerica Blackrock Global Allocation VP Blended Benchmark consists of the following: S&P 500®, 36%; FTSE World Index ex-U.S., 24%; BofA Merrill Lynch Current 5-Year U.S. Treasury Index, 24% and Citigroup Non-U.S. Dollar World Government Bond Index, 16%.
Transamerica BlackRock Global Allocation VP | Initial
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.73%	[1],[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
All other expenses	rr_Component2OtherExpensesOverAssets	0.09%
Interest fees	rr_Component3OtherExpensesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	$ 83
3 years	rr_ExpenseExampleYear03	263
5 years	rr_ExpenseExampleYear05	459
10 years	rr_ExpenseExampleYear10	$ 1,023
1 Year	rr_AverageAnnualReturnYear01	4.94%
5 Years	rr_AverageAnnualReturnYear05	6.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2011
Transamerica BlackRock Global Allocation VP | Service
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.73%	[1],[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
All other expenses	rr_Component2OtherExpensesOverAssets	0.09%
Interest fees	rr_Component3OtherExpensesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.06%
1 year	rr_ExpenseExampleYear01	$ 108
3 years	rr_ExpenseExampleYear03	341
5 years	rr_ExpenseExampleYear05	594
10 years	rr_ExpenseExampleYear10	$ 1,315
2010	rr_AnnualReturn2010	9.78%
2011	rr_AnnualReturn2011	(3.83%)
2012	rr_AnnualReturn2012	9.98%
2013	rr_AnnualReturn2013	14.43%
2014	rr_AnnualReturn2014	1.74%
2015	rr_AnnualReturn2015	(1.23%)
2016	rr_AnnualReturn2016	4.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.74%)
1 Year	rr_AverageAnnualReturnYear01	4.56%
5 Years	rr_AverageAnnualReturnYear05	5.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Transamerica BlackRock Global Allocation VP | FTSE World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.65%
5 Years	rr_AverageAnnualReturnYear05	10.36%
Since Inception	rr_AverageAnnualReturnSinceInception	11.64%
Transamerica BlackRock Global Allocation VP | Transamerica Blackrock Global Allocation VP Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.06%
5 Years	rr_AverageAnnualReturnYear05	6.66%
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the portfolio’s payment of a single management fee effective March 1, 2016.
[2]	Management fees include the management fees borne by the portfolio as the sole shareholder of the Subsidiary (defined below). Transamerica Asset Management, Inc. (“TAM”) has contractually agreed to waive a portion of the portfolio's management fee in an amount equal to the management fee paid to TAM by the Subsidiary. The Subsidiary has entered into a separate contract with the portfolio's investment manager, TAM, for the management of the Subsidiary portfolio pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the portfolio. This management fee waiver, which is reflected in the “fee waiver and/or expense reimbursement” line, may not be discontinued by TAM as long as its contract with the Subsidiary is in place.